Other Gains (Losses) (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other gains losses [Abstract]
Results derivative contracts	[1]	$ (6,153,705)	$ 4,830,982	$ 5,108,327
Marketable securities to fair value		(81,145)	(275,172)	(132,420)
Bargain purchase gain	[2]	0	3,043,107	0
Impairment	[2],[3]	(6,029,434)	0	0
Other		0	(4,442,118)	(946,280)
Total		$ (11,410,085)	$ 3,156,799	$ 4,029,627

[1]	Under this concept there are ThCh$ 2,404,593 and ThCh$ 8,184,537 received (net), and ThCh$ 7,508,815 paid (net), as of December 31, 2020, 2019 and 2018, respectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.
[2]	It corresponds to the higher value originated by the purchase of the businesses of the vineyards of Pocito and Cañada Honda in 2019. In 2020 it corresponds to vineyards La Consulta and Mahina SpA. See Note 1 - General information, letter D) numeral 9 and 14, respectively.
[3]	See Note 18 - Goodwill and Note - 19 Property, plant and equipment.